Investment Objectives and Goals - BNY Mellon Intermediate Municipal Bond Fund, Inc.	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital.